Basis of presentation (Details) - USD ($)	Sep. 30, 2019	Jan. 01, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash balance	$ 6,412,921		$ 2,990,196	$ 1,030,671	$ 492,861	$ 3,324,609	$ 1,313,421
Right of use asset	413,235	$ 512,000	$ 0
Lease liability	$ 430,054	$ 532,439
Weighted average discount rate of remaining lease payments		8.00%